CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 27, 2014	Apr. 11, 2014	Mar. 29, 2014	Dec. 28, 2013	Mar. 30, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,598		$ 1,118	$ 2,421	$ 1,190	$ 592
Accounts receivable	4,512		2,191		1,078
Inventories	121,855		102,702		67,995
Prepaid expenses and other current assets	7,509		8,685		5,311
Total current assets	137,474		114,696		75,574
Property and equipment, net	27,025		21,450		10,736
Goodwill	93,097		93,097		78,033	46,930
Intangible assets, net	57,761		59,723		58,017
Other assets	1,679		2,897		1,922
Total assets	317,036		291,863		224,282
Current liabilities:
Line of credit	32,043		28,624		18,910
Accounts payable	42,247		36,029		22,488
Accrued expenses and other current liabilities	33,186		20,763		14,722
Current portion of notes payable	480		1,000		2,000
Total current liabilities	107,956		86,416		58,120
Deferred taxes	20,564		19,960		19,538
Long-term portion of notes payable	46,968		98,500		17,000
Other liabilities	3,470		2,412		1,500
Total liabilities	178,958		207,288		146,658
Commitments and contingencies (Note 7)
Stockholders' equity:
Common stock, $0.0001 par value; December 27, 2014 - 100,000 shares authorized, 25,709 shares issued and outstanding; March 29, 2014 - 100,000 shares authorized, 18,929 shares issued and outstanding	3		2		2
Preferred stock, $0.0001 par value; 10,000 shares authorized, no shares issued or outstanding
Additional paid-in capital	126,959		78,834		77,543
Retained earnings	11,116	0	1,652		(3,725)
Total Boot Barn Holdings, Inc. stockholders' equity	138,078		80,488		73,820
Non-controlling interest	0		4,087		3,804
Total stockholders' equity	138,078		84,575		77,624
Total liabilities and stockholders' equity	$ 317,036		$ 291,863		$ 224,282